Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Capital Trust
Entity Central Index Key	0000275309
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Advisor Focused Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class Z
Trading Symbol	FSFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 4	0.55%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight stake in Nvidia (+221%). We decreased our position in Nvidia during the period, but the company was the fund's second-largest holding at period end. A second notable relative contributor was an overweight in Constellation Energy (+133%), a position we established this period. The stock was one of our largest holdings. An overweight in Meta Platforms (+88%) also helped. The company was the fund's biggest holding at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an underweight in financials. Stock choices and an overweight in energy also hampered the fund's result, as did an underweight in information technology.
•The biggest individual relative detractor was our stake in Jabil (-8%). The stock was not held at period end. A non-benchmark stake in Coinbase Global returned approximately -43% and was a second notable relative detractor. A non-benchmark stake in Antero Resources (-6%) also hurt.
•Notable changes in positioning include increased exposure to the utilities and consumer discretionary sectors and a lower allocation to information technology.

Net Assets	$ 4,391,796,889
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 21,114,884
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,391,796,889
Number of Holdings	43
Total Advisory Fee	$21,114,884
Portfolio Turnover	105%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.1 Consumer Discretionary 14.7 Financials 12.8 Communication Services 10.8 Health Care 9.2 Utilities 4.1 Energy 3.2 Real Estate 2.2 Consumer Staples 1.7 Materials 0.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 6.4 NVIDIA Corp 6.1 Microsoft Corp 5.7 Apple Inc 5.2 Modine Manufacturing Co 4.8 Eli Lilly & Co 4.7 Fiserv Inc 4.7 Constellation Energy Corp 4.1 Amazon.com Inc 3.8 Broadcom Inc 3.5 49.0
Fidelity Value Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Fund
Class Name	Fidelity® Value Fund Class K
Trading Symbol	FVLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Also hurting our result was stock selection in industrials, primarily within the commercial & professional services industry, and financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Concentrix (-43%). A second notable relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. Another relative detractor was an overweight in Antero Resources (-13%). The company was one of the fund's largest holdings this period; we reduced the stake by period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Stock choices in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained roughly 221% and was the second-largest relative contributor. A non-benchmark stake in Targa Resources gained 103% and notably helped.
•Notable changes in positioning include higher allocations to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class K $10,000 $10,024 $10,320 $12,382 $11,873 $12,993 $12,170 $20,190 $18,851 $19,036 $24,958 Russell Midcap® Value Index $10,000 $10,047 $10,834 $12,689 $12,710 $13,990 $13,020 $19,347 $17,379 $16,759 $22,463 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 31.11% 13.95% 9.58% Russell Midcap® Value Index 34.03% 9.93% 8.43% Russell 3000® Index 37.86% 14.60% 12.44% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,172,685,709
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 69,313,097
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,172,685,709
Number of Holdings	268
Total Advisory Fee	$69,313,097
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.8 Financials 16.4 Materials 10.5 Consumer Discretionary 10.4 Energy 9.1 Health Care 9.0 Utilities 7.2 Real Estate 5.2 Consumer Staples 5.1 Information Technology 4.3 Communication Services 2.6 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 86.5 Canada 5.9 United Kingdom 1.2 Germany 1.1 Belgium 0.6 Zambia 0.6 India 0.5 Puerto Rico 0.5 France 0.5 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.3 Vistra Corp 1.2 Ventas Inc 1.0 Molina Healthcare Inc 1.0 Global Payments Inc 1.0 Smurfit WestRock PLC 0.9 Lumentum Holdings Inc 0.9 International Paper Co 0.8 Entergy Corp 0.8 Sun Communities Inc 0.8 9.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class C
Trading Symbol	FCDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 229	1.93%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Security selection in health care and financials also boosted relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+252%). The stock was the fund's biggest holding at period end. A non-benchmark stake in SharkNinja gained about 127% and was the second-largest relative contributor. An overweight in TransMedics (+123%) also helped.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Choices in communication services also hampered the fund's result, as did an underweight in financials, especially within the banking industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 242%. The second-largest relative detractor was an overweight in Liberty Energy (-12%). The stock was among the fund's largest holdings this period. Not owning Carvana, a benchmark component that gained 377%, also hurt.
•Notable changes in positioning include decreased exposure to the energy sector and higher allocations to real estate and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,336 $10,482 $12,643 $12,761 $14,119 $14,448 $22,308 $18,380 $17,874 $24,781 Russell 2000® Index $10,000 $10,034 $10,446 $13,355 $13,603 $14,270 $14,251 $21,490 $17,506 $16,006 $21,460 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 36.62% 11.57% 9.50% Class C 37.62% 11.57% 9.50% Russell 2000® Index 34.07% 8.50% 7.94% Russell 3000® Index 37.86% 14.60% 12.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,369,761,724
Holdings Count | shares	228
Advisory Fees Paid, Amount	$ 25,962,189
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,369,761,724
Number of Holdings	228
Total Advisory Fee	$25,962,189
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.0 Health Care 17.1 Financials 16.5 Information Technology 13.0 Consumer Discretionary 10.3 Materials 5.4 Real Estate 5.1 Energy 4.9 Consumer Staples 2.9 Utilities 2.3 Communication Services 0.7 Common Stocks 97.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.6 Canada 3.9 United Kingdom 1.4 Thailand 1.0 Israel 1.0 Puerto Rico 0.7 Netherlands 0.6 Chile 0.3 India 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) IES Holdings Inc 1.5 Synovus Financial Corp 1.2 Brookfield Infrastructure Corp Class A (United States) 1.2 Eagle Materials Inc 1.1 Green Brick Partners Inc 1.1 Commercial Metals Co 1.1 Insight Enterprises Inc 1.1 Essential Properties Realty Trust Inc 1.1 GMS Inc 1.0 Fabrinet 1.0 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital Appreciation Fund
Class Name	Fidelity® Capital Appreciation Fund
Trading Symbol	FDCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital Appreciation Fund	$ 69	0.57%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by choices in industrials. Security selection in health care also boosted the fund's relative performance, as did picks and an overweight in information technology, particularly in the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Nvidia (+229%). The company was one of the fund's biggest holdings. The second-largest relative contributor was our stake in Apple (+33%), a position we notably increased during the period, and which was the fund's largest holding at period end. Another relative contributor was an overweight in GE Vernova (+117%), a stake we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Security selection and an underweight in financials also hampered the fund's result, as did an overweight in health care.
•Not owning Broadcom, a benchmark component that gained 105%, was the largest individual relative detractor. A non-benchmark stake in MongoDB returned about -21% and was the second-biggest relative detractor. An underweight in Meta Platforms (+89%), a stake we established this period, also hurt.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Capital Appreciation Fund $10,000 $10,350 $10,034 $12,636 $13,511 $15,164 $18,914 $26,483 $21,150 $23,482 $33,662 S&P 500® Index $10,000 $10,520 $10,994 $13,593 $14,591 $16,681 $18,301 $26,155 $22,334 $24,599 $33,950 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Capital Appreciation Fund 43.35% 17.29% 12.91% S&P 500® Index 38.02% 15.27% 13.00% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,849,012,015
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 33,263,707
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,849,012,015
Number of Holdings	146
Total Advisory Fee	$33,263,707
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Health Care 17.4 Industrials 14.6 Financials 12.5 Consumer Discretionary 10.0 Communication Services 6.9 Materials 3.5 Energy 2.7 Consumer Staples 1.9 Real Estate 0.5 Common Stocks 100.6 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 89.2 Taiwan 2.1 Netherlands 1.7 Canada 1.6 China 1.3 Brazil 1.1 Belgium 0.7 Israel 0.6 Japan 0.6 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 9.6 NVIDIA Corp 8.7 Microsoft Corp 4.4 Amazon.com Inc 3.2 Boston Scientific Corp 2.9 Alphabet Inc Class A 2.7 Mastercard Inc Class A 2.5 Uber Technologies Inc 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 UnitedHealth Group Inc 1.9 40.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class Z
Trading Symbol	FSSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 91	0.76%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Security selection in health care and financials also boosted relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+252%). The stock was the fund's biggest holding at period end. A non-benchmark stake in SharkNinja gained about 127% and was the second-largest relative contributor. An overweight in TransMedics (+123%) also helped.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Choices in communication services also hampered the fund's result, as did an underweight in financials, especially within the banking industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 242%. The second-largest relative detractor was an overweight in Liberty Energy (-12%). The stock was among the fund's largest holdings this period. Not owning Carvana, a benchmark component that gained 377%, also hurt.
•Notable changes in positioning include decreased exposure to the energy sector and higher allocations to real estate and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,929 $11,167 $12,512 $12,960 $20,251 $16,886 $16,491 Russell 2000® Index $10,000 $11,149 $11,356 $11,913 $11,896 $17,940 $14,614 $13,362 Russell 3000® Index $10,000 $11,422 $12,175 $13,818 $15,220 $21,902 $18,284 $19,816 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 39.19% 12.90% 11.32% Russell 2000® Index 34.07% 8.50% 7.81% Russell 3000® Index 37.86% 14.60% 13.84% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,369,761,724
Holdings Count | shares	228
Advisory Fees Paid, Amount	$ 25,962,189
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,369,761,724
Number of Holdings	228
Total Advisory Fee	$25,962,189
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.0 Health Care 17.1 Financials 16.5 Information Technology 13.0 Consumer Discretionary 10.3 Materials 5.4 Real Estate 5.1 Energy 4.9 Consumer Staples 2.9 Utilities 2.3 Communication Services 0.7 Common Stocks 97.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.6 Canada 3.9 United Kingdom 1.4 Thailand 1.0 Israel 1.0 Puerto Rico 0.7 Netherlands 0.6 Chile 0.3 India 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) IES Holdings Inc 1.5 Synovus Financial Corp 1.2 Brookfield Infrastructure Corp Class A (United States) 1.2 Eagle Materials Inc 1.1 Green Brick Partners Inc 1.1 Commercial Metals Co 1.1 Insight Enterprises Inc 1.1 Essential Properties Realty Trust Inc 1.1 GMS Inc 1.0 Fabrinet 1.0 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class C
Trading Symbol	FSFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 11	1.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	1.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight stake in Nvidia (+221%). We decreased our position in Nvidia during the period, but the company was the fund's second-largest holding at period end. A second notable relative contributor was an overweight in Constellation Energy (+133%), a position we established this period. The stock was one of our largest holdings. An overweight in Meta Platforms (+88%) also helped. The company was the fund's biggest holding at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an underweight in financials. Stock choices and an overweight in energy also hampered the fund's result, as did an underweight in information technology.
•The biggest individual relative detractor was our stake in Jabil (-8%). The stock was not held at period end. A non-benchmark stake in Coinbase Global returned approximately -43% and was a second notable relative detractor. A non-benchmark stake in Antero Resources (-6%) also hurt.
•Notable changes in positioning include increased exposure to the utilities and consumer discretionary sectors and a lower allocation to information technology.

Net Assets	$ 4,391,796,889
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 21,114,884
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,391,796,889
Number of Holdings	43
Total Advisory Fee	$21,114,884
Portfolio Turnover	105%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.1 Consumer Discretionary 14.7 Financials 12.8 Communication Services 10.8 Health Care 9.2 Utilities 4.1 Energy 3.2 Real Estate 2.2 Consumer Staples 1.7 Materials 0.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 6.4 NVIDIA Corp 6.1 Microsoft Corp 5.7 Apple Inc 5.2 Modine Manufacturing Co 4.8 Eli Lilly & Co 4.7 Fiserv Inc 4.7 Constellation Energy Corp 4.1 Amazon.com Inc 3.8 Broadcom Inc 3.5 49.0
Fidelity Advisor Stock Selector Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class I
Trading Symbol	FCDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 108	0.91%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Security selection in health care and financials also boosted relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+252%). The stock was the fund's biggest holding at period end. A non-benchmark stake in SharkNinja gained about 127% and was the second-largest relative contributor. An overweight in TransMedics (+123%) also helped.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Choices in communication services also hampered the fund's result, as did an underweight in financials, especially within the banking industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 242%. The second-largest relative detractor was an overweight in Liberty Energy (-12%). The stock was among the fund's largest holdings this period. Not owning Carvana, a benchmark component that gained 377%, also hurt.
•Notable changes in positioning include decreased exposure to the energy sector and higher allocations to real estate and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,452 $10,719 $13,074 $13,338 $14,921 $15,442 $24,094 $20,065 $19,563 $27,194 Russell 2000® Index $10,000 $10,034 $10,446 $13,355 $13,603 $14,270 $14,251 $21,490 $17,506 $16,006 $21,460 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 39.01% 12.75% 10.52% Russell 2000® Index 34.07% 8.50% 7.94% Russell 3000® Index 37.86% 14.60% 12.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,369,761,724
Holdings Count | shares	228
Advisory Fees Paid, Amount	$ 25,962,189
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,369,761,724
Number of Holdings	228
Total Advisory Fee	$25,962,189
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.0 Health Care 17.1 Financials 16.5 Information Technology 13.0 Consumer Discretionary 10.3 Materials 5.4 Real Estate 5.1 Energy 4.9 Consumer Staples 2.9 Utilities 2.3 Communication Services 0.7 Common Stocks 97.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.6 Canada 3.9 United Kingdom 1.4 Thailand 1.0 Israel 1.0 Puerto Rico 0.7 Netherlands 0.6 Chile 0.3 India 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) IES Holdings Inc 1.5 Synovus Financial Corp 1.2 Brookfield Infrastructure Corp Class A (United States) 1.2 Eagle Materials Inc 1.1 Green Brick Partners Inc 1.1 Commercial Metals Co 1.1 Insight Enterprises Inc 1.1 Essential Properties Realty Trust Inc 1.1 GMS Inc 1.0 Fabrinet 1.0 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class I
Trading Symbol	FSFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 4	0.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight stake in Nvidia (+221%). We decreased our position in Nvidia during the period, but the company was the fund's second-largest holding at period end. A second notable relative contributor was an overweight in Constellation Energy (+133%), a position we established this period. The stock was one of our largest holdings. An overweight in Meta Platforms (+88%) also helped. The company was the fund's biggest holding at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an underweight in financials. Stock choices and an overweight in energy also hampered the fund's result, as did an underweight in information technology.
•The biggest individual relative detractor was our stake in Jabil (-8%). The stock was not held at period end. A non-benchmark stake in Coinbase Global returned approximately -43% and was a second notable relative detractor. A non-benchmark stake in Antero Resources (-6%) also hurt.
•Notable changes in positioning include increased exposure to the utilities and consumer discretionary sectors and a lower allocation to information technology.

Net Assets	$ 4,391,796,889
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 21,114,884
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,391,796,889
Number of Holdings	43
Total Advisory Fee	$21,114,884
Portfolio Turnover	105%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.1 Consumer Discretionary 14.7 Financials 12.8 Communication Services 10.8 Health Care 9.2 Utilities 4.1 Energy 3.2 Real Estate 2.2 Consumer Staples 1.7 Materials 0.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 6.4 NVIDIA Corp 6.1 Microsoft Corp 5.7 Apple Inc 5.2 Modine Manufacturing Co 4.8 Eli Lilly & Co 4.7 Fiserv Inc 4.7 Constellation Energy Corp 4.1 Amazon.com Inc 3.8 Broadcom Inc 3.5 49.0
Fidelity Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Fund
Class Name	Fidelity® Value Fund
Trading Symbol	FDVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Fund	$ 94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Also hurting our result was stock selection in industrials, primarily within the commercial & professional services industry, and financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Concentrix (-43%). A second notable relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. Another relative detractor was an overweight in Antero Resources (-13%). The company was one of the fund's largest holdings this period; we reduced the stake by period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Stock choices in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained roughly 221% and was the second-largest relative contributor. A non-benchmark stake in Targa Resources gained 103% and notably helped.
•Notable changes in positioning include higher allocations to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Value Fund $10,000 $10,012 $10,297 $12,341 $11,830 $12,931 $12,088 $20,055 $18,692 $18,872 $24,714 Russell Midcap® Value Index $10,000 $10,047 $10,834 $12,689 $12,710 $13,990 $13,020 $19,347 $17,379 $16,759 $22,463 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Value Fund 30.95% 13.83% 9.47% Russell Midcap® Value Index 34.03% 9.93% 8.43% Russell 3000® Index 37.86% 14.60% 12.44% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,172,685,709
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 69,313,097
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$9,172,685,709
Number of Holdings	268
Total Advisory Fee	$69,313,097
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.8 Financials 16.4 Materials 10.5 Consumer Discretionary 10.4 Energy 9.1 Health Care 9.0 Utilities 7.2 Real Estate 5.2 Consumer Staples 5.1 Information Technology 4.3 Communication Services 2.6 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 86.5 Canada 5.9 United Kingdom 1.2 Germany 1.1 Belgium 0.6 Zambia 0.6 India 0.5 Puerto Rico 0.5 France 0.5 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.3 Vistra Corp 1.2 Ventas Inc 1.0 Molina Healthcare Inc 1.0 Global Payments Inc 1.0 Smurfit WestRock PLC 0.9 Lumentum Holdings Inc 0.9 International Paper Co 0.8 Entergy Corp 0.8 Sun Communities Inc 0.8 9.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class A
Trading Symbol	FSFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 6	0.90%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.90%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight stake in Nvidia (+221%). We decreased our position in Nvidia during the period, but the company was the fund's second-largest holding at period end. A second notable relative contributor was an overweight in Constellation Energy (+133%), a position we established this period. The stock was one of our largest holdings. An overweight in Meta Platforms (+88%) also helped. The company was the fund's biggest holding at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an underweight in financials. Stock choices and an overweight in energy also hampered the fund's result, as did an underweight in information technology.
•The biggest individual relative detractor was our stake in Jabil (-8%). The stock was not held at period end. A non-benchmark stake in Coinbase Global returned approximately -43% and was a second notable relative detractor. A non-benchmark stake in Antero Resources (-6%) also hurt.
•Notable changes in positioning include increased exposure to the utilities and consumer discretionary sectors and a lower allocation to information technology.

Net Assets	$ 4,391,796,889
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 21,114,884
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,391,796,889
Number of Holdings	43
Total Advisory Fee	$21,114,884
Portfolio Turnover	105%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.1 Consumer Discretionary 14.7 Financials 12.8 Communication Services 10.8 Health Care 9.2 Utilities 4.1 Energy 3.2 Real Estate 2.2 Consumer Staples 1.7 Materials 0.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 6.4 NVIDIA Corp 6.1 Microsoft Corp 5.7 Apple Inc 5.2 Modine Manufacturing Co 4.8 Eli Lilly & Co 4.7 Fiserv Inc 4.7 Constellation Energy Corp 4.1 Amazon.com Inc 3.8 Broadcom Inc 3.5 49.0
Fidelity Capital Appreciation Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital Appreciation Fund
Class Name	Fidelity® Capital Appreciation Fund Class K
Trading Symbol	FCAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 58	0.48%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by choices in industrials. Security selection in health care also boosted the fund's relative performance, as did picks and an overweight in information technology, particularly in the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Nvidia (+229%). The company was one of the fund's biggest holdings. The second-largest relative contributor was our stake in Apple (+33%), a position we notably increased during the period, and which was the fund's largest holding at period end. Another relative contributor was an overweight in GE Vernova (+117%), a stake we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Security selection and an underweight in financials also hampered the fund's result, as did an overweight in health care.
•Not owning Broadcom, a benchmark component that gained 105%, was the largest individual relative detractor. A non-benchmark stake in MongoDB returned about -21% and was the second-biggest relative detractor. An underweight in Meta Platforms (+89%), a stake we established this period, also hurt.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class K $10,000 $10,362 $10,059 $12,678 $13,569 $15,242 $19,030 $26,665 $21,312 $23,684 $33,977 S&P 500® Index $10,000 $10,520 $10,994 $13,593 $14,591 $16,681 $18,301 $26,155 $22,334 $24,599 $33,950 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 43.46% 17.39% 13.01% S&P 500® Index 38.02% 15.27% 13.00% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,849,012,015
Holdings Count | shares	146
Advisory Fees Paid, Amount	$ 33,263,707
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,849,012,015
Number of Holdings	146
Total Advisory Fee	$33,263,707
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Health Care 17.4 Industrials 14.6 Financials 12.5 Consumer Discretionary 10.0 Communication Services 6.9 Materials 3.5 Energy 2.7 Consumer Staples 1.9 Real Estate 0.5 Common Stocks 100.6 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 89.2 Taiwan 2.1 Netherlands 1.7 Canada 1.6 China 1.3 Brazil 1.1 Belgium 0.7 Israel 0.6 Japan 0.6 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 9.6 NVIDIA Corp 8.7 Microsoft Corp 4.4 Amazon.com Inc 3.2 Boston Scientific Corp 2.9 Alphabet Inc Class A 2.7 Mastercard Inc Class A 2.5 Uber Technologies Inc 2.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 UnitedHealth Group Inc 1.9 40.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disciplined Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Disciplined Equity Fund
Class Name	Fidelity® Disciplined Equity Fund
Trading Symbol	FDEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disciplined Equity Fund	$ 63	0.53%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by industrials, especially within the capital goods industry. Stock picking in communication services, primarily within the media & entertainment industry, and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+226%), which was the fund's biggest holding at period end. The second-largest relative contributor was an overweight in Meta Platforms (+89%), another of the portfolio's largest positions. A non-benchmark stake in Vertiv Holdings gained 179% and also notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Stock picking and an underweight in financials also hampered the fund's result, as did an overweight in health care, primarily within the health care equipment & services industry. Lastly, the fund's position in cash modestly detracted.
•The biggest individual relative detractor was Broadcom, where we missed much of the stock's 105% advance. This was a position we established this period; the stock was among the fund's largest holdings at period end. A second notable relative detractor was an overweight in UnitedHealth Group (+7%). The company was one of the fund's largest holdings. An overweight in Advanced Micro Devices (-9%), which was an investment we established this period, also hurt.
•Notable changes in positioning include increased exposure to the industrials sector and lower allocations to energy and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Disciplined Equity Fund $10,000 $10,466 $10,482 $12,842 $13,147 $14,725 $17,952 $25,735 $19,118 $21,879 $30,526 S&P 500® Index $10,000 $10,520 $10,994 $13,593 $14,591 $16,681 $18,301 $26,155 $22,334 $24,599 $33,950 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Disciplined Equity Fund 39.52% 15.70% 11.81% S&P 500® Index 38.02% 15.27% 13.00% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,027,654,260
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 9,104,676
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,027,654,260
Number of Holdings	116
Total Advisory Fee	$9,104,676
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Industrials 14.2 Health Care 12.5 Financials 11.9 Communication Services 10.7 Consumer Discretionary 8.3 Consumer Staples 3.0 Materials 1.8 Real Estate 1.8 Utilities 1.4 Energy 0.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.5 Microsoft Corp 8.1 Apple Inc 5.7 Amazon.com Inc 4.6 Meta Platforms Inc Class A 4.0 Alphabet Inc Class A 2.8 Eli Lilly & Co 2.6 Alphabet Inc Class C 2.4 UnitedHealth Group Inc 2.4 Broadcom Inc 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Focused Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity® Focused Stock Fund
Trading Symbol	FTQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused Stock Fund	$ 80	0.63%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight stake in Nvidia (+221%). We decreased our position in Nvidia during the period, but the company was the fund's second-largest holding at period end. A second notable relative contributor was an overweight in Constellation Energy (+133%), a position we established this period. The stock was one of our largest holdings. An overweight in Meta Platforms (+88%) also helped. The company was the fund's biggest holding at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an underweight in financials. Stock choices and an overweight in energy also hampered the fund's result, as did an underweight in information technology.
•The biggest individual relative detractor was our stake in Jabil (-8%). The stock was not held at period end. A non-benchmark stake in Coinbase Global returned approximately -43% and was a second notable relative detractor. A non-benchmark stake in Antero Resources (-6%) also hurt.
•Notable changes in positioning include increased exposure to the utilities and consumer discretionary sectors and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Focused Stock Fund $10,000 $10,133 $10,468 $13,333 $15,239 $17,533 $22,189 $31,690 $24,042 $26,841 $41,054 S&P 500® Index $10,000 $10,520 $10,994 $13,593 $14,591 $16,681 $18,301 $26,155 $22,334 $24,599 $33,950 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Focused Stock Fund 52.96% 18.55% 15.17% S&P 500® Index 38.02% 15.27% 13.00% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,391,796,889
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 21,114,884
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,391,796,889
Number of Holdings	43
Total Advisory Fee	$21,114,884
Portfolio Turnover	105%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.1 Consumer Discretionary 14.7 Financials 12.8 Communication Services 10.8 Health Care 9.2 Utilities 4.1 Energy 3.2 Real Estate 2.2 Consumer Staples 1.7 Materials 0.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 6.4 NVIDIA Corp 6.1 Microsoft Corp 5.7 Apple Inc 5.2 Modine Manufacturing Co 4.8 Eli Lilly & Co 4.7 Fiserv Inc 4.7 Constellation Energy Corp 4.1 Amazon.com Inc 3.8 Broadcom Inc 3.5 49.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disciplined Equity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Disciplined Equity Fund
Class Name	Fidelity® Disciplined Equity Fund Class K
Trading Symbol	FDEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 53	0.44%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by industrials, especially within the capital goods industry. Stock picking in communication services, primarily within the media & entertainment industry, and health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Nvidia (+226%), which was the fund's biggest holding at period end. The second-largest relative contributor was an overweight in Meta Platforms (+89%), another of the portfolio's largest positions. A non-benchmark stake in Vertiv Holdings gained 179% and also notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Stock picking and an underweight in financials also hampered the fund's result, as did an overweight in health care, primarily within the health care equipment & services industry. Lastly, the fund's position in cash modestly detracted.
•The biggest individual relative detractor was Broadcom, where we missed much of the stock's 105% advance. This was a position we established this period; the stock was among the fund's largest holdings at period end. A second notable relative detractor was an overweight in UnitedHealth Group (+7%). The company was one of the fund's largest holdings. An overweight in Advanced Micro Devices (-9%), which was an investment we established this period, also hurt.
•Notable changes in positioning include increased exposure to the industrials sector and lower allocations to energy and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class K $10,000 $10,478 $10,505 $12,885 $13,204 $14,804 $18,060 $25,911 $19,265 $22,068 $30,815 S&P 500® Index $10,000 $10,520 $10,994 $13,593 $14,591 $16,681 $18,301 $26,155 $22,334 $24,599 $33,950 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 39.63% 15.79% 11.91% S&P 500® Index 38.02% 15.27% 13.00% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,027,654,260
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 9,104,676
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,027,654,260
Number of Holdings	116
Total Advisory Fee	$9,104,676
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Industrials 14.2 Health Care 12.5 Financials 11.9 Communication Services 10.7 Consumer Discretionary 8.3 Consumer Staples 3.0 Materials 1.8 Real Estate 1.8 Utilities 1.4 Energy 0.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.5 Microsoft Corp 8.1 Apple Inc 5.7 Amazon.com Inc 4.6 Meta Platforms Inc Class A 4.0 Alphabet Inc Class A 2.8 Eli Lilly & Co 2.6 Alphabet Inc Class C 2.4 UnitedHealth Group Inc 2.4 Broadcom Inc 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class M
Trading Symbol	FSFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period October 8, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 7	1.15%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.15%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight stake in Nvidia (+221%). We decreased our position in Nvidia during the period, but the company was the fund's second-largest holding at period end. A second notable relative contributor was an overweight in Constellation Energy (+133%), a position we established this period. The stock was one of our largest holdings. An overweight in Meta Platforms (+88%) also helped. The company was the fund's biggest holding at period end.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an underweight in financials. Stock choices and an overweight in energy also hampered the fund's result, as did an underweight in information technology.
•The biggest individual relative detractor was our stake in Jabil (-8%). The stock was not held at period end. A non-benchmark stake in Coinbase Global returned approximately -43% and was a second notable relative detractor. A non-benchmark stake in Antero Resources (-6%) also hurt.
•Notable changes in positioning include increased exposure to the utilities and consumer discretionary sectors and a lower allocation to information technology.

Net Assets	$ 4,391,796,889
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 21,114,884
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,391,796,889
Number of Holdings	43
Total Advisory Fee	$21,114,884
Portfolio Turnover	105%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Industrials 17.1 Consumer Discretionary 14.7 Financials 12.8 Communication Services 10.8 Health Care 9.2 Utilities 4.1 Energy 3.2 Real Estate 2.2 Consumer Staples 1.7 Materials 0.2 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 95.8 Canada 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 6.4 NVIDIA Corp 6.1 Microsoft Corp 5.7 Apple Inc 5.2 Modine Manufacturing Co 4.8 Eli Lilly & Co 4.7 Fiserv Inc 4.7 Constellation Energy Corp 4.1 Amazon.com Inc 3.8 Broadcom Inc 3.5 49.0
Fidelity Advisor Stock Selector Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class M
Trading Symbol	FCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 171	1.43%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Security selection in health care and financials also boosted relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+252%). The stock was the fund's biggest holding at period end. A non-benchmark stake in SharkNinja gained about 127% and was the second-largest relative contributor. An overweight in TransMedics (+123%) also helped.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Choices in communication services also hampered the fund's result, as did an underweight in financials, especially within the banking industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 242%. The second-largest relative detractor was an overweight in Liberty Energy (-12%). The stock was among the fund's largest holdings this period. Not owning Carvana, a benchmark component that gained 377%, also hurt.
•Notable changes in positioning include decreased exposure to the energy sector and higher allocations to real estate and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,027 $10,216 $12,382 $12,556 $13,963 $14,358 $22,290 $18,458 $17,903 $24,754 Russell 2000® Index $10,000 $10,034 $10,446 $13,355 $13,603 $14,270 $14,251 $21,490 $17,506 $16,006 $21,460 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 33.43% 11.34% 9.49% Class M (without 3.50% sales charge) 38.27% 12.13% 9.88% Russell 2000® Index 34.07% 8.50% 7.94% Russell 3000® Index 37.86% 14.60% 12.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,369,761,724
Holdings Count | shares	228
Advisory Fees Paid, Amount	$ 25,962,189
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,369,761,724
Number of Holdings	228
Total Advisory Fee	$25,962,189
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.0 Health Care 17.1 Financials 16.5 Information Technology 13.0 Consumer Discretionary 10.3 Materials 5.4 Real Estate 5.1 Energy 4.9 Consumer Staples 2.9 Utilities 2.3 Communication Services 0.7 Common Stocks 97.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.6 Canada 3.9 United Kingdom 1.4 Thailand 1.0 Israel 1.0 Puerto Rico 0.7 Netherlands 0.6 Chile 0.3 India 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) IES Holdings Inc 1.5 Synovus Financial Corp 1.2 Brookfield Infrastructure Corp Class A (United States) 1.2 Eagle Materials Inc 1.1 Green Brick Partners Inc 1.1 Commercial Metals Co 1.1 Insight Enterprises Inc 1.1 Essential Properties Realty Trust Inc 1.1 GMS Inc 1.0 Fabrinet 1.0 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class A
Trading Symbol	FCDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.16%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Security selection in health care and financials also boosted relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+252%). The stock was the fund's biggest holding at period end. A non-benchmark stake in SharkNinja gained about 127% and was the second-largest relative contributor. An overweight in TransMedics (+123%) also helped.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Choices in communication services also hampered the fund's result, as did an underweight in financials, especially within the banking industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 242%. The second-largest relative detractor was an overweight in Liberty Energy (-12%). The stock was among the fund's largest holdings this period. Not owning Carvana, a benchmark component that gained 377%, also hurt.
•Notable changes in positioning include decreased exposure to the energy sector and higher allocations to real estate and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,820 $10,046 $12,218 $12,430 $13,866 $14,303 $22,257 $18,488 $17,979 $24,926 Russell 2000® Index $10,000 $10,034 $10,446 $13,355 $13,603 $14,270 $14,251 $21,490 $17,506 $16,006 $21,460 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 30.67% 11.12% 9.56% Class A (without 5.75% sales charge) 38.65% 12.45% 10.21% Russell 2000® Index 34.07% 8.50% 7.94% Russell 3000® Index 37.86% 14.60% 12.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,369,761,724
Holdings Count | shares	228
Advisory Fees Paid, Amount	$ 25,962,189
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,369,761,724
Number of Holdings	228
Total Advisory Fee	$25,962,189
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.0 Health Care 17.1 Financials 16.5 Information Technology 13.0 Consumer Discretionary 10.3 Materials 5.4 Real Estate 5.1 Energy 4.9 Consumer Staples 2.9 Utilities 2.3 Communication Services 0.7 Common Stocks 97.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.6 Canada 3.9 United Kingdom 1.4 Thailand 1.0 Israel 1.0 Puerto Rico 0.7 Netherlands 0.6 Chile 0.3 India 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) IES Holdings Inc 1.5 Synovus Financial Corp 1.2 Brookfield Infrastructure Corp Class A (United States) 1.2 Eagle Materials Inc 1.1 Green Brick Partners Inc 1.1 Commercial Metals Co 1.1 Insight Enterprises Inc 1.1 Essential Properties Realty Trust Inc 1.1 GMS Inc 1.0 Fabrinet 1.0 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stock Selector Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity® Stock Selector Small Cap Fund
Trading Symbol	FDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Small Cap Fund	$ 107	0.89%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Security selection in health care and financials also boosted relative performance.
•The top individual relative contributor was an overweight in IES Holdings (+252%). The stock was the fund's biggest holding at period end. A non-benchmark stake in SharkNinja gained about 127% and was the second-largest relative contributor. An overweight in TransMedics (+123%) also helped.
•In contrast, by sector, the biggest detractor from performance versus the benchmark was stock selection in information technology. Choices in communication services also hampered the fund's result, as did an underweight in financials, especially within the banking industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 242%. The second-largest relative detractor was an overweight in Liberty Energy (-12%). The stock was among the fund's largest holdings this period. Not owning Carvana, a benchmark component that gained 377%, also hurt.
•Notable changes in positioning include decreased exposure to the energy sector and higher allocations to real estate and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Stock Selector Small Cap Fund $10,000 $10,446 $10,714 $13,071 $13,337 $14,924 $15,435 $24,096 $20,065 $19,568 $27,204 Russell 2000® Index $10,000 $10,034 $10,446 $13,355 $13,603 $14,270 $14,251 $21,490 $17,506 $16,006 $21,460 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Stock Selector Small Cap Fund 39.03% 12.76% 10.53% Russell 2000® Index 34.07% 8.50% 7.94% Russell 3000® Index 37.86% 14.60% 12.44% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,369,761,724
Holdings Count | shares	228
Advisory Fees Paid, Amount	$ 25,962,189
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,369,761,724
Number of Holdings	228
Total Advisory Fee	$25,962,189
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.0 Health Care 17.1 Financials 16.5 Information Technology 13.0 Consumer Discretionary 10.3 Materials 5.4 Real Estate 5.1 Energy 4.9 Consumer Staples 2.9 Utilities 2.3 Communication Services 0.7 Common Stocks 97.1 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.8 ASSET ALLOCATION (% of Fund's net assets) United States 90.6 Canada 3.9 United Kingdom 1.4 Thailand 1.0 Israel 1.0 Puerto Rico 0.7 Netherlands 0.6 Chile 0.3 India 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) IES Holdings Inc 1.5 Synovus Financial Corp 1.2 Brookfield Infrastructure Corp Class A (United States) 1.2 Eagle Materials Inc 1.1 Green Brick Partners Inc 1.1 Commercial Metals Co 1.1 Insight Enterprises Inc 1.1 Essential Properties Realty Trust Inc 1.1 GMS Inc 1.0 Fabrinet 1.0 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec